Schedule III-Supplementary Insurance Information	12 Months Ended
Dec. 31, 2014
Schedule III-Supplementary Insurance Information
Schedule III-Supplementary Insurance Information

Union Security Insurance Company

for the years ended December 31, 2014, 2013 & 2012

Schedule III—Supplementary Insurance Information

	Deferred acquisition costs	Future policy benefits and expenses	Unearned premiums	Claims and benefits payable	Premium revenues	Net investment income	Benefits claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other* operating expenses
	(in thousands)
2014	$26,435	$2,906,706	$34,355	$1,717,938	$1,035,467	$180,734	$746,101	$31,212	$357,839

2013	$24,521	$2,743,876	$30,535	$1,679,730	$1,001,631	$182,960	$745,247	$28,438	$349,782

2012	$20,600	$2,804,648	$30,021	$1,695,090	$1,007,986	$198,728	$731,862	$27,030	$348,020

* Includes amortization of value of business acquired and underwriting, general and administration expenses.